Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Israeli Ministry Of Defense [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	15.00%	23.00%	23.00%
U.S. Government [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	8.00%	8.00%	7.00%